Bank Loans	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Bank Loans
12.	Bank Loans
As of December 31, 2023 and 2024, certain bank loans were pledged by some of Group’s intellectual property rights.
Short-term bank loans
In 2023, the Group obtained
guaranteed
bank loans amounting to RMB69,090 from several financial institutions in the PRC. The weighted average effective interest rate of the short-term bank loans was 3.3% per annum. The loans are repayable within one year with interests paid on a monthly or quarterly basis and guaranteed by the Group’s founder and director, Mr. Huazhi Hu.

In 2024, the Group obtained guaranteed bank loans amounting to RMB34,472 (US$4,722) from several financial institutions in the PRC. The weighted average effective interest rate of the short-term bank loans was 3.6% per annum. The loans are repayable within one year with interests paid on a monthly or quarterly basis and guaranteed by the Group’s founder and director, Mr. Huazhi Hu.
For the year ended December 31, 2024, the Group has repaid above borrowings of RMB69,090 (US$9,465).
On 30 April 2024, the Group obtained a loan guaranteed by letter of credit amounting to RMB29,778 (US$4,080). The weighted average effective interest rate on short-term bank loan is 2.2% per annum. The loan is repaid within one year with interest recognized monthly.
Long-term bank loans
In 2023, the Group entered into long-term agreements with a bank in the PRC of total principals of RMB10,000, subject to an effective interest rate of 3.8% per annum, and with a maturity date on 20 September 2025.
In 2024, the Group entered into long-term agreements with two banks in the PRC of total principals of RMB25,000 (US$3,425), subject to effective interest rates of 3.0% per annum and 2.9% per annum, with maturity dates on 24 March 2027 and on 14 December 2027;
As of December 31, 2023 and 2024, the principal amount of RMB 3,538 and RMB10,500 (US$1,438), respectively, was due within 12 months after the balance sheet date and presented as current liabilities in the consolidated balance sheet.
The combined aggregate amounts of maturities and sinking fund requirements for each of the five years are as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Less than 1 year	3,538	10,500	1,438
Between 1 and 2 years	8,538	3,500	479
Between 2 and 3 years	770	17,000	2,329

	12,846	31,000	4,246

The carrying value of the long-term bank loans approximates its fair value as of December 31, 2023 and 2024. The interest rates under the loan agreements with the banks were determined based on the prevailing interest rates in the market.
Certain Group’s banking facilities are subject to the fulfilment of certain financial covenants, including gearing ratio. The Group regularly monitors its compliance with these covenants. As of December 31, 2023 and 2024, none of the covenants was breached.